LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

13.LEASES

The Company is party to a number of contracts that contain a lease, most of which include office facilities, storage facilities and various plant and equipment. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation and a right-of-use asset. The expenses associated with such leases are included in operating costs in the consolidated statements of income.

The following table sets out the carrying amounts of right-of-use assets included in property, plant and mine development in the consolidated balance sheets and the movements during the period:

	As at December 31,	As at December 31,
	2024	2023
Balance, beginning of year	$182,306	$165,708
Additions and modifications, net of disposals (Note 9)	23,726	50,644
Amortization	(33,998)	(34,046)
Balance, end of year	$172,034	$182,306

The following table sets out the lease obligations included in the consolidated balance sheets:

	As at December 31,	As at December 31,
	2024	2023
Current	$40,305	$46,394
Non-current	98,921	115,154
Total lease obligations	$139,226	$161,548

13.LEASES (Continued)

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the table below. Because leases with variable lease payments do not give rise to fixed minimum lease payments, no amounts are included below for such leases.

	As at December 31,	As at December 31,
	2024	2023
Within 1 year	$42,347	$47,600
Between 1 — 3 years	34,141	40,261
Between 3 — 5 years	19,261	24,904
Thereafter	40,638	55,498
Total undiscounted lease obligations	$136,387	$168,263

The Company recognized the following amounts in the consolidated statements of income with respect to leases:

	Year Ended December 31,
	2024	2023
Amortization of right-of-use assets	$33,998	$34,046
Interest expense on lease obligations	$4,437	$4,350
Variable lease payments not included in the measurement of lease obligations	$141,602	$115,467
Expenses relating to short-term leases	$8,476	$6,598
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$3,339	$3,114

During the year ended December 31, 2024, the Company recognized $274.2 million (2023 — $275.2 million) in the consolidated statements of cash flows with respect to lease payments.